Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from Operating Activities:
Net income:	$ 22,458	$ 24,030
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,988	15,816
Amortization and write-off of deferred financing fees	734	862
Deferred revenue amortization	3,400	(7,297)
Amortization and write off of deferred charges	108	107
Dry-docking and special survey costs		390
Gain on derivative financial instruments, net	(1,668)	(5,023)
Loss on Debt extinguishment	331	154
Changes in operating assets and liabilities:
Trade accounts receivable	218	(8,507)
Prepayments and other assets	5,050	(5,037)
Inventories	(18)	(1,009)
Due from/to related parties	(2,053)	(1,014)
Deferred expenses	(121)	(66)
Trade accounts payable	(1,737)	973
Accrued liabilities	(813)	(828)
Unearned revenue	(7,766)	8,883
Net cash provided by Operating Activities	34,111	22,434
Cash flows used in Investing Activities:
Ballast water treatment system installation	(27)	(86)
Net cash used in Investing Activities	(27)	(86)
Cash flows from Financing Activities:
Distributions declared and paid	(6,491)	(5,781)
Proceeds from long term debt and other financial liabilities	344,975
Repayment of long-term debt	(420,642)	(55,270)
Receipt of derivative instruments	12,235	11,733
Payment of deferred financing fees	(2,348)
Net cash used in Financing Activities	(72,271)	(49,318)
Net decrease in cash and cash equivalents	(38,187)	(26,970)
Cash and cash equivalents at beginning of the period	73,752	79,868
Cash and cash equivalents at end of the period	$ 35,565	$ 52,898